Deferred tax (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Tax
Schedule of deferred taxes

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2024	2023
	£’000	£’000
UK deferred tax assets/(liabilities)	17,607	(3,304)
At 30 June	17,607	(3,304)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2024	2023
	£’000	£’000
At 1 July	(3,304)	(7,402)
Credited to statement of profit or loss (Note 10)	19,559	4,801
Credited/(expensed) to other comprehensive income (Note 10)	1,667	(1,018)
(Expensed)/credit relating to share-based payments(1)	(315)	315
At 30 June	17,607	(3,304)

Schedule of unrecognized US deferred tax asset

General
		Net operating	Accruals not	Salary not
		losses and	paid within	paid with
	Foreign	interest	8.5 months of	2.5 months	Intangible
	tax credits	restriction	year end	of year end	assets	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	(111)	82,825	2,472	4,079	2,350	2,665	94,280

US
Deferred Tax
Schedule of movements in net deferred tax (liability)/asset

		Unrealized
	Net	foreign
	operating	exchange
	losses and	and	Property,
	interest	derivative	plant and
	restriction	movements	equipment	Total
	£’000	£’000	£’000	£’000
At 1 July 2022	(7,851)	4,575	3,276	—
Expensed/(credited) to statement of profit or loss (Note 10)	875	(1,779)	904	—
At 30 June 2023	(6,976)	2,796	4,180	—
Expensed/(credited) to statement of profit or loss (Note 10)	2,699	(2,796)	97	—
At 30 June 2024	(4,277)	—	4,277	—
(1)	Credits relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date – see consolidated statement of changes in equity above.

UK
Deferred Tax
Schedule of movements in net deferred tax (liability)/asset

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2022	(380)	(16,359)	(17,477)	(16,811)	44,567	(942)	(7,402)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,222)	622	5	631	2,290	2,475	4,801
Expensed to other comprehensive income (Note 10)	—	—	—	—	(349)	(669)	(1,018)
Credit relating to share based payments	—	—	—	—	—	315	315
At 30 June 2023	(1,602)	(15,737)	(17,472)	(16,180)	46,508	1,179	(3,304)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,857)	(6,845)	5	631	25,124	2,501	19,559
Credited to other comprehensive income (Note 10)	—	—	—	—	250	1,417	1,667
Expense relating to share based payments	—	—	—	—	—	(315)	(315)
At 30 June 2024	(3,459)	(22,582)	(17,467)	(15,549)	71,882	4,782	17,607
(1)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2025.
(2)	Of the total deferred tax assets, £17,607,000 is expected to be settled after more than one year.